Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Borrowings
(7)	Borrowings

Short-term borrowings (repurchase agreements) of the Company were cash management accounts as follows:

(dollars in thousands)	2025	2024	2023

Amount outstanding at December 31,	$120,054	$84,781	$88,990
Maximum amount outstanding at any month end	120,054	102,954	134,293
Average amount outstanding	89,816	89,707	114,639
Weighted average interest rate:
For the year	0.99%	0.88%	0.88%
As of year end	1.40	0.88	0.86

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

As of December 31, 2025 the Company also has borrowing capacity of $967.4 million available with the Federal Home Loan Bank of New York.  The borrowings capacity is secured by the loans pledged by the Company.  As of December 31, 2025 and 2024, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York.

Trustco Bank is approved to borrow on short-term basis from the Federal Reserve Bank of New York.  The Bank can pledge certain securities to the Federal Reserve Bank to support this arrangement.  As of December 31, 2025 and 2024, the bank had no outstanding borrowings and loans with the Federal Reserve Bank of New York.